Derivative Financial Instruments and Hedging Activities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 29, 2012 Derivative
Derivatives, Fair Value [Line Items]
Outstanding aggregate notional amount	$ 550.0
Number of interest rate derivatives	3
Increase to interest expense	3.4
Accumulated other comprehensive income reclassified as increase to interest expense	3.4
Termination value related to agreements	10.0
Termination value related to settlement obligation	$ 10.0